CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 27,009,779	$ 4,238,424	¥ 9,456,609	¥ 284,367
Cost of sales:
Total cost of sales	(21,248,325)	(3,334,326)	(7,907,270)	(284,462)
Gross (loss)/profit	5,761,454	904,098	1,549,339	(95)
Operating expenses:
Research and development	(3,286,389)	(515,706)	(1,099,857)	(1,169,140)
Selling, general and administrative	(3,492,385)	(548,031)	(1,118,819)	(689,379)
Total operating expenses	(6,778,774)	(1,063,737)	(2,218,676)	(1,858,519)
Loss from operations	(1,017,320)	(159,639)	(669,337)	(1,858,614)
Other (expense)/income
Interest expense	(63,244)	(9,924)	(66,916)	(83,667)
Interest income and investment income, net	740,432	116,190	254,916	79,631
Changes in fair value of warrants and derivative liabilities			272,327	(426,425)
Others, net	187,320	29,395	20,133	(128,799)
(Loss)/Income before income tax expenses	(152,812)	(23,978)	(188,877)	(2,417,874)
Income tax benefit/(expense)	168,643	26,464	(22,847)
Net (loss)/income from continuing operations	(321,455)	(50,442)	(166,030)	(2,417,874)
Net (loss)/income from discontinued operations, net of tax			14,373	(20,662)
Net loss	(321,455)	(50,442)	(151,657)	(2,438,536)
Accretion on convertible redeemable preferred shares to redemption value	0		(651,190)	(743,100)
Deemed dividend to preferred shareholders upon extinguishment, net				(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares			10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(321,455)	(50,442)	(791,985)	(3,281,607)
Including: Net loss from continuing operations attributable to ordinary shareholders	¥ (321,455)	$ (50,442)	(806,358)	(3,260,945)
Net (loss)/income from discontinued operations attributable to ordinary shareholders			¥ 14,373	¥ (20,662)
Weighted average number of ordinary shares used in computing net loss per share - Basic
Basic | shares	1,853,320,448	1,853,320,448	870,003,278	255,000,000
Weighted average number of ordinary shares used in computing net loss per share - Diluted
Diluted | shares	1,853,320,448	1,853,320,448	870,003,278	255,000,000
Net (loss)/income per share attributable to ordinary shareholders - Basic
Continuing operations | (per share)	¥ (0.17)	$ (0.03)	¥ (0.93)	¥ (12.79)
Discontinued operations | ¥ / shares			0.02	(0.08)
Net loss per share | (per share)	(0.17)	(0.03)	(0.91)	(12.87)
Net (loss)/income per share attributable to ordinary shareholders - Diluted
Continuing operations | (per share)	(0.17)	(0.03)	(0.93)	(12.79)
Discontinued operations | ¥ / shares			0.02	(0.08)
Net loss per share | (per share)	¥ (0.17)	$ (0.03)	¥ (0.91)	¥ (12.87)
Net loss	¥ (321,455)	$ (50,442)	¥ (151,657)	¥ (2,438,536)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(516,687)	(81,079)	(1,020,728)	2,851
Total other comprehensive income/(loss), net of tax	(516,687)	(81,079)	(1,020,728)	2,851
Total comprehensive loss, net of tax	(838,142)	(131,521)	(1,172,385)	(2,435,685)
Accretion on convertible redeemable preferred shares to redemption value	0		(651,190)	(743,100)
Deemed dividend to preferred shareholders upon extinguishment, net				(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares			10,862	117,391
Comprehensive loss attributable to ordinary shareholders of Li Auto Inc.	(838,142)	(131,521)	(1,812,713)	(3,278,756)
Vehicle sales
Revenues:
Total revenues	26,128,469	4,100,127	9,282,703	280,967
Cost of sales:
Total cost of sales	(20,755,578)	(3,257,003)	(7,763,628)	(279,555)
Other sales and services
Revenues:
Total revenues	881,310	138,297	173,906	3,400
Cost of sales:
Total cost of sales	¥ (492,747)	$ (77,323)	¥ (143,642)	¥ (4,907)